5. CONVERTIBLE NOTES PAYABLE (Details - Convertible note activity) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Balance as of March 31, 2015	$ 155,229	$ 2,144,106
October and November 2009 10% Convertible Notes
Initial principal balance	450,250
Conversions during the fiscal year	(50,000)	0	$ (25,000)	$ (130,250)	$ (175,000)	$ (70,000)
September 2010 10% Convertible Notes
Initial principal balance	743,600
Conversions during the fiscal year	(317,072)	(25,000)	(30,000)	(405,500)
Increase in principal balance	33,972
April 2011 12% Convertible Notes
Initial principal balance	400,400
Conversions during the fiscal year	(448,448)
Increase in principal balance	48,048
Balance as of March 31, 2015		400,400
September 2011 Convertible Notes
Initial principal balance	253,760
Conversions during the fiscal year	(10,931)	$ (169,000)	$ (60,000)	$ (15,000)
Increase in principal balance	$ 1,171